Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
Common Stock
In the third quarter of 2011, our Board of Directors authorized a program to repurchase up to $1.5 billion of CF Holdings common stock through December 31, 2013 (the 2011 program). During 2011, we repurchased 6.5 million shares under the 2011 program for $1.0 billion, and in the second quarter of 2012, we repurchased 3.1 million shares under this program for $500.0 million, thereby completing the 2011 program. In June 2012, we retired all 9.6 million shares that were repurchased under the 2011 program.
In the third quarter of 2012, our Board of Directors authorized a program to repurchase up to $3.0 billion of CF Holdings common stock through December 31, 2016 (the 2012 program). During 2013, we repurchased 7.3 million shares for approximately $1.4 billion, of which $40.3 million was accrued but unpaid as of December 31, 2013. In the first half of 2014, we repurchased 6.3 million shares for approximately $1.6 billion, which completed the 2012 program.
On August 6, 2014, our Board of Directors authorized the repurchase of up to $1.0 billion of CF Holdings common stock through December 31, 2016 (the 2014 program). Consistent with our previous stock repurchase programs, repurchases under this program may be made from time to time in the open market, through privately negotiated transactions, through block transactions or otherwise. The manner, timing and amount of repurchases will be determined by our management based on the evaluation of market conditions, stock price, and other factors. During the fourth quarter of 2014, we repurchased 1.4 million shares for $372.8 million under the 2014 program, of which $29.1 million was accrued but unpaid as of December 31, 2014.
During 2014 and 2013, we retired 7.7 million shares and 6.4 million shares of repurchased stock, respectively. As of December 31, 2014 and 2013, we held in treasury approximately 0.8 million and 0.9 million shares of repurchased stock, respectively.
Changes in common shares outstanding are as follows:

	Year ended December 31,
	2014	2013	2012
Beginning balance	55,848,194	62,950,688	65,419,989
Exercise of stock options	188,512	226,303	569,490
Issuance of restricted stock(1)	4,175	30,074	25,662
Forfeitures of restricted stock	(13,136)	(1,570)	(2,170)
Purchase of treasury shares(2)	(7,693,135)	(7,357,301)	(3,062,283)
Ending balance	48,334,610	55,848,194	62,950,688
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(1)	Includes shares issued from treasury.

(2)	Includes shares withheld to pay employee tax obligations upon the vesting of restricted stock.
Stockholder Rights Plan
We have adopted a stockholder rights plan (the Rights Plan). The existence of the rights and the Rights Plan is intended to deter coercive or partial offers which may not provide fair value to all stockholders and to enhance our ability to represent all of our stockholders and thereby maximize stockholder value.
Under the Rights Plan, each share of common stock has attached to it one right. Each right entitles the holder to purchase one one thousandth of a share of a series of our preferred stock designated as Series A junior participating preferred stock at an exercise price of $90, subject to adjustment. Rights will only be exercisable under limited circumstances specified in the rights agreement when there has been a distribution of the rights and such rights are no longer redeemable by us. A distribution of the rights would occur upon the earlier of (i) 10 business days following a public announcement that any person or group has acquired beneficial ownership of 15% or more (or, in the case of certain institutional and other investors, 20% or more) of the outstanding shares of our common stock, other than as a result of repurchases of stock by us; or (ii) 10 business days, or such later date as our Board of Directors may determine, after the date of the commencement of a tender offer or exchange offer that would result in any person, group or related persons acquiring beneficial ownership of 15% or more (or, in the case of certain institutional and other investors, 20% or more) of the outstanding shares of our common stock. The rights will expire at 5:00 P.M. (New York City time) on July 21, 2015, unless such date is extended or the rights are earlier redeemed or exchanged by us.
If any person or group acquires shares representing 15% or more (or, in the case of certain institutional and other investors, 20% or more) of the outstanding shares of our common stock, the rights will entitle a holder, other than such person, any member of such group or related person, all of whose rights will be null and void, to acquire a number of additional shares of our common stock having a market value of twice the exercise price of each right. If we are involved in a merger or other business combination transaction, each right will entitle its holder to purchase, at the right's then-current exercise price, a number of shares of the acquiring or surviving company's common stock having a market value at that time of twice the right's exercise price.
The description and terms of the rights are set forth in a Rights Agreement dated as of July 21, 2005 and amended as of August 31, 2010, between us and Computershare Inc., as successor rights agent.
Preferred Stock
We are authorized to issue 50 million shares of $0.01 par value preferred stock. Our amended and restated certificate of incorporation authorizes our Board of Directors, without any further stockholder action or approval, to issue these shares in one or more classes or series, and to fix the rights, preferences and privileges of the shares of each wholly unissued class or series and any of its qualifications, limitations or restrictions. In connection with our Rights Plan, 500,000 shares of preferred stock have been designated as Series A junior participating preferred stock. No shares of preferred stock have been issued.
Accumulated Other Comprehensive Income (Loss)
Changes to accumulated other comprehensive income (loss) and the impact on other comprehensive loss are as follows:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Derivatives	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
	(in millions)
Balance as of December 31, 2011	$15.4	$(3.0)	$—	$(111.7)	$(99.3)
Unrealized gain	—	4.3	7.2	—	11.5
Reclassification to earnings	—	(0.6)	—	11.5	10.9
Loss arising during the period	—	—	—	(1.0)	(1.0)
Effect of exchange rate changes and deferred taxes	46.0	(1.1)	(2.6)	(14.0)	28.3
Balance as of December 31, 2012	61.4	(0.4)	4.6	(115.2)	(49.6)
Unrealized gain	—	2.1	3.0	—	5.1
Reclassification to earnings	—	(0.6)	—	12.2	11.6
Gain arising during the period	—	—	—	46.2	46.2
Effect of exchange rate changes and deferred taxes	(29.5)	(0.5)	(1.1)	(24.8)	(55.9)
Balance as of December 31, 2013	31.9	0.6	6.5	(81.6)	(42.6)
Unrealized gain	—	0.7	—	—	0.7
Reclassification to earnings	—	(0.4)	(2.8)	33.1	29.9
Loss arising during the period	—	—	—	(106.2)	(106.2)
Effect of exchange rate changes and deferred taxes	(72.4)	(0.1)	1.0	29.9	(41.6)
Balance as of December 31, 2014	$(40.5)	$0.8	$4.7	$(124.8)	$(159.8)

The $1.0 million defined benefit plan loss arising during 2012 is net of a $13.4 million curtailment gain pertaining to retiree medical benefits recognized in the third quarter of 2012. For additional information, refer to Note 13—Pension and Other Postretirement Benefits.
Reclassifications out of AOCI to the consolidated statements of operations for the years ended December 31, 2014 and 2013 were as follows:

	Year ended December 31,
	2014	2013
	(in millions)
Unrealized Gain (Loss) on Securities
Available-for-sale securities(1)	$(0.4)	$(0.6)
Total before tax	(0.4)	(0.6)
Tax effect	0.1	0.2
Net of tax	$(0.3)	$(0.4)
Unrealized Gain (Loss) on Derivatives
Reclassification of de-designated hedges(2)	$(2.8)	$—
Total before tax	(2.8)	—
Tax effect	1.0	—
Net of tax	$(1.8)	$—
Defined Benefit Plans
Amortization of prior service cost(3)	$(0.4)	$0.3
Amortization of net loss(3)	33.5	11.9
Total before tax	33.1	12.2
Tax effect	(12.1)	(4.3)
Net of tax	$21.0	$7.9
Total reclassifications for the period	$18.9	$7.5
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(1)	Represents the balance that was reclassified into interest income.

(2)	Represents the portion of de-designated cash flow hedges that were reclassified into income as a result of the discontinuance of certain cash flow hedges.

(3)	These components are included in the computation of net periodic pension cost and were reclassified from AOCI into cost of sales and selling, general and administrative expenses.